Document and Entity Information Document	Apr. 15, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 15, 2020
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false